Other payables and accrued liabilities (Details) - USD ($)	Mar. 31, 2024	Jun. 30, 2023
Payables and Accruals [Abstract]
Accrued payables for inventory in transit	$ 1,012,844	$ 2,948,551
Accrued Amazon fees	866,398	915,319
Sales taxes payable	436,267	448,433
Payroll liabilities	198,035	222,962
Other accrued liabilities and payables	728,458	295,802
Total	$ 3,242,002	$ 4,831,067